Summary of Significant Accounting Policies - Schedule of Components of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Components of Prepaid Expenses and Other Current Assets [Abstract]
Deferred costs	$ 20,737	$ 3,759
Other	93	4,447
Total prepaid expenses and other current assets	$ 20,830	$ 8,206	$ 5,817